Short-Term and Long-Term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term and Long-Term Financial Liabilities [Abstract]
Schedule of Carrying Amount of Financial Liabilities

Carrying Amount of Financial Liabilities

	Conversion exercise price	Contractual interest rate %	Maturity date	Dec 31, 2025	Dec 31, 2024

Term loan, net	-	10.25%	Dec 11, 2025	-	846,398
Term loan, net	-	10.25%	Oct 11, 2025	-	833,334
Convertible notes, long term	$1.65	15.00%	July 10, 2028	81,548,426	72,995,438
Convertible notes, long term	$3.88	12.50%	April 30, 2029	4,262,670	-
Total financial liabilities, net				85,811,096	74,675,170

Of which classified as:
Current financial liabilities, net				3,694,936	4,555,895
Non-current financial liabilities, net				82,116,160	70,119,275

Schedule of the Carrying Amount of Convertible Notes

The following table summarizes the movement in the carrying amount of convertible notes for the years ended December 31, 2025 and 2024:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024
Opening balance	72,995,438	58,613,673
Additions	19,929,687	18,000,000
Purchased (*)	-	(1,538,542)
Converted into shares	(2,220,431)	(2,000,000)
Debt discount	(7,590,005)	(3,760,909)
Embedded derivative	(3,915,094)	-
Accrued interest, net	6,611,501	3,681,216
Ending balance	85,811,096	72,995,438

(*) In 2024, convertible notes valued at US$1,538,542 were purchased by the Group for a cash consideration of US$930,000 resulting in an extinguishment gain of US$608,542 (Refer Note 18).

Schedule of Derivative liabilities

The following table presents a reconciliation of the embedded derivative liabilities:

	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024
Opening balance	-	-
Initial recognition upon issuance	3,915,094	-
Change in fair value	(1,381,157)	-
Reclassification to equity on expiration of embedded features	(2,533,937)	-
Ending balance	-	-

Schedule of Maturity Profile of Financial Liabilities

The maturity profile of financial liabilities consists of the following:

Year ending December 31:	Dec 31, 2025	Dec 31, 2024

2025	-	4,555,895
2026	3,694,936	-
2027	-	-
2028	82,495,077	73,815,907
2029	13,649,501	-
Total principal	99,839,514	78,371,802
Less: unamortized debt discount	(14,028,418)	(3,696,632)
Total	85,811,096	74,675,170